Earnings per share ("EPS") (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Components of calculation of basic EPS and diluted EPS [Abstract]
Profit/(loss) for the period used for calculation of EPS - basic		$ 161,353	$ 61,520	$ (11,521)
Profit/(loss) for the period used for calculation of EPS - dilutive		$ 161,353	$ 61,520	$ (11,521)
Basic earnings per share [Abstract]
Weighted average number of shares - basic (in shares)		162,178,499	164,692,954	169,089,325
Diluted earnings per share [Abstract]
Weighted average shares outstanding - basic (in shares)		162,178,499	164,692,954	169,089,325
Dilutive equity awards (in shares)	[1]	178,236	157,137	0
Weighted average shares outstanding - dilutive (in shares)		162,356,735	164,850,091	169,089,325
Antidilutive securities excluded from calculation of diluted weighted average number of shares outstanding (in shares)				77,546

[1]	In 2023, 2022 and 2021, equity awards of nil, nil and 77,546, respectively, were excluded from the calculation of the dilutive weighted average shares outstanding due to being antidilutive.